Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Summary of the share option changes during the period presented and the total number of share options outstanding

		Weighted
		average
		exercise
	Number	price
	of options	C$

Balance – January 1, 2021	1,522,362	14.05
Granted	698,035	22.21
Exercised	(79,208)	9.72
Forfeited/expired	(48,593)	15.46
Balance – December 31, 2021	2,092,596	16.90
Granted	29,200	9.65
Exercised	(40,542)	8.45
Forfeited/expired	(569,481)	17.49
Balance – December 31, 2022	1,511,773	16.07

Summary of estimated the fair value of the share options granted

	August 15,			December 20,
	2022			2022
Exercise price	C$	9.20		C$	12.46
Expected volatility		68%			71%
Expected life of options		6	years		6	years
Risk-free interest rate		2.76%			2.95%
Dividend yield		—			—
Number of share options issued		25,200			4,000

	November 15,			December 30,
	2021			2021
Exercise price	C$	14.96		C$	14.90
Expected volatility		84%			84%
Expected life of options		6	years		6	years
Risk-free interest rate		1.54%			1.69%
Dividend yield		—			—
Number of share options issued		24,500			105,071

	March 11,			May 21,			June 17,
	2021			2021			2021

Exercise price	C$	28.16		C$	22.08		C$	23.14
Expected volatility		84%			85%			85%
Expected life of options		6	years		6	years		6	years
Risk-free interest rate		1.09%			1.34%			1.25%
Dividend yield		—			—			—
Number of share options issued		12,000			555,464			1,000

Summary of the share options outstanding

The following table summarizes information about the share options outstanding as at December 31, 2022:

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual	options
C$	outstanding	life (years)	exercisable

2.01 – 4.00	1,800	0.46	1,800
8.01 – 10.00	349,697	4.56	297,383
10.01 – 12.00	121,262	5.42	109,018
12.01 – 14.00	12,300	6.80	—
14.01 – 16.00	148,281	6.27	129,284
16.01 – 18.00	435,189	7.42	59,086
20.01 – 22.00	600	7.63	229,319
22.01 – 24.00	430,744	8.27	171,735
24.01 – 26.00	1,900	7.93	1,152
28.01 – 30.00	10,000	8.20	196
	1,511,773	6.98	998,973

Summary of the RSUs changes during the period

		Weighted
		average
		remaining
	Number of	contractual
	RSUs	life (years)

Balance – January 1, 2021	8,717	2.39
Granted	241,500	3.00
Vested	(2,900)	—
Forfeited	(15,000)	2.39
Balance – December 31, 2021	232,317	2.45
Granted	385,083	3.00
Vested	(62,738)	—
Forfeited	(110,801)	2.14
Balance – December 31, 2022	443,861	2.38